Schedule of maturities of operating lease liabilities (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
2025	$ 1,137
2026	946
2027	815
2028	771
2029	638
Thereafter	183
Total future minimum lease payments	4,490
Less: Imputed interest	(779)
Present value of future minimum lease payments	3,711
Less: Current portion of lease liabilities	(859)	$ (688)
Non-current portion of lease liabilities	$ 2,852	$ 2,966